Income taxes - Taxes on Items Recognised in Other Comprehensive Income and Directly in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	€ 11	€ (20)	€ 63
Deferred tax on net gain/loss on pension plan remeasurements	(43)	(11)	63
Current tax on net gain/loss on pension plan remeasurements	8	0	1
Total taxes charged/(credited) to OCI	(24)	(31)	127
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): cash flow hedges	(31)	0	0
Deferred tax charge/(credit): share-based compensation	(1)	(2)	(3)
Current tax charge/(credit): share-based compensation	0	(8)	0
Total taxes charged/(credited) to equity	€ (32)	€ (10)	€ (3)